Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands		3 Months Ended				6 Months Ended				12 Months Ended
		Jun. 30, 2018		Jun. 30, 2017		Jun. 30, 2018		Jun. 30, 2017		Dec. 31, 2017		Dec. 31, 2016
Income Statement [Abstract]
Research and development expenses, net		$ 747		$ 377		$ 1,130		$ 561		$ 1,100		$ 901
General and administrative expenses		1,145		885		2,277		1,934		4,167		8,734
Operating loss		(1,892)		(1,262)		(3,407)		(2,495)		(5,267)		(9,635)
Financing income (expenses), net		(1)		(2,246)		45		(2,320)		2,322		28
Net loss		$ (1,893)		$ (3,508)		$ (3,362)		$ (4,815)		$ (7,589)		$ (9,663)
Net loss per share, basic and diluted	[1]	$ (0.6)	[2]	$ (1.35)	[2]	$ (1.2)	[2]	$ (1.95)	[2]	$ (2.67)		$ (5.94)
Weighted-average number of common shares outstanding, basic and diluted		2,855,428	[1],[2]	1,940,561	[1],[2]	2,809,754	[1],[2]	1,877,701	[1],[2]	2,201,992	[3]	963,047	[3]

[1]	Share data for periods prior to the reverse recapitalization represents the legal equity structure of Microbot Ltd. with the number of shares adjusted to retroactively reflect the one-to-nine Reverse Stock Split effected on November 28, 2016 as well as the reverse recapitalization consummated on November 28, 2016.
[2]	Share data represents the number of shares adjusted to retroactively reflect the 1:15 Reverse Split effected on September 4, 2018.
[3]	December 31 2017 and 2016 shares data represents the number of shares adjusted to retroactively reflect the 1:15 Reverse Split effected on September 4, 2018.